UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                      FRANKLIN MANAGED TRUST
                      ----------------------
      (Exact name of registrant as specified in charter)

        ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------
     (Address of principal executive offices) (Zip code)

     CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
     -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                              SEPTEMBER 30, 2007
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                                              A series of Franklin Managed Trust

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    ANNUAL REPORT AND SHAREHOLDER LETTER
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                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                       FRANKLIN
                RISING DIVIDENDS FUND               Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Rising Dividends Fund ............................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   22

Notes to Financial Statements .............................................   26

Report of Independent Registered Public Accounting Firm ...................   34

Tax Designation ...........................................................   35

Meeting of Shareholders ...................................................   36

Board Members and Officers ................................................   40

Shareholder Information ...................................................   44

--------------------------------------------------------------------------------

Annual Report

Franklin Rising Dividends Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. The Fund invests at least 80% of its net assets in equity securities of companies that have paid consistently rising dividends.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Rising Dividends Fund covers the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Rising Dividends Fund - Class A posted a cumulative total return of +9.53%. The Fund underperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which gained 16.44% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2007, the U.S. economy advanced at a moderate but uneven pace. Gross domestic product (GDP) grew an annualized 2.1% in the fourth quarter of 2006, but slowed to an annualized 0.6% rate in the first quarter of 2007 due in part to higher imports and lower spending for nondurable goods. In the second quarter, however, GDP growth advanced at an annualized 3.8% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures. GDP grew an estimated annualized 3.9% in the third quarter of 2007 despite a struggling housing market that became more fragile with the abrupt unraveling of the subprime mortgage market.

The unemployment rate increased from 4.6% at the beginning of the period to 4.7% in September 2007. 2 Although consumer confidence in July neared a

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 9/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Insurance                                                                  15.5%

Industrial Conglomerates                                                   10.7%

Health Care Equipment & Supplies                                            7.3%

Thrifts & Mortgage Finance                                                  6.5%

Machinery                                                                   6.3%

Chemicals                                                                   5.2%

Commercial Banks                                                            5.2%

Electrical Equipment                                                        5.0%

Aerospace & Defense                                                         4.9%

Household Products                                                          4.5%

Food & Staples Retailing                                                    3.7%

Producer Manufacturing                                                      3.4%

Multi-Line Retail                                                           3.4%

Capital Markets                                                             3.4%

Pharmaceuticals                                                             2.8%

Metals & Mining                                                             2.7%

Other                                                                       7.7%

Short-Term Investments & Other Net Assets                                   1.8%

six-year high, the pace of consumer spending slowed toward period-end as worries about the housing slump and high gasoline prices made individuals more cautious. After a welcome drop in energy costs during the latter half of 2006, oil prices established a new record high in September, crossing $80 per barrel in response to perceived tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. The core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.1% for the 12 months ended September 30, 2007, which was lower than its 2.2% 10-year average. 2

Liquidity and financing became difficult to obtain in some corporate credit markets, which dampened the outlook for economic growth. In response, the Federal Reserve Board (Fed) lowered the federal funds target rate 50 basis points to 4.75% from 5.25% in September, which marked the first interest rate reduction in four years. The 10-year Treasury note yield fell from 4.64% at the beginning of the period to 4.59% on September 30, 2007.

After stock market sell-offs in late February and mid-March, markets rebounded in the second quarter of 2007 amid generally strong first quarter corporate earnings reports. However, volatility picked up again in the second half of July and in August due to investor concerns about the housing market, lending environment and mixed second quarter earnings reports. The blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of 21.69%, the broader S&P 500 rose 16.44%, and the technology-heavy NASDAQ Composite Index gained 20.52%. 3 Energy, materials and telecommunication stocks performed particularly well.

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P
500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return during the 12 months ended September 30, 2007, included Roper Industries, Praxair and United Technologies. Roper continued to experience strong organic growth in many of its businesses including radio frequency identification, energy systems and controls, and automatic meter reading. Roper has 14 years of dividend increases. Praxair's industrial gas businesses delivered consistent and predictable sales and earnings growth in recent years, which became more highly valued by investors in the current uncertain economic environment. Important drivers of Praxair's businesses include high energy prices, environmental concerns and emerging market growth. Praxair has also increased its dividend for 14 consecutive years. United Technologies has significant exposure to the strong aerospace and defense markets through its Pratt & Whitney and Hamilton Sundstrand units, as well as exposure to rapid infrastructure development in emerging markets through subsidiaries Otis and Carrier. The company has 13 years of dividend increases.

Three stocks that declined in value during the period were Leggett & Platt, Old Republic International and Pfizer. Leggett & Platt, which has a major segment that manufactures engineered components for residential furniture, was hurt by the weak housing market. Leggett has increased its dividend for 36 years. Old Republic's housing market exposure through its mortgage guaranty business caused its stock price to fall below book value. Old Republic has 26 years of dividend increases. Pfizer ended development of Torcetrapib, a cholesterol medicine in late stage clinical trials. However, Pfizer's strong balance sheet and cash flow enabled it to increase its dividend 21% during the reporting period, marking 40 years of dividend increases.

The Fund initiated a significant new position in Wal-Mart Stores. Wal-Mart has a 33-year record of significant and substantial dividend increases and was valued near the low end of its historical price/earnings ratio range at period-end. Wal-Mart has strong cash flow and should, in our opinion, be able to steadily grow its earnings and dividends. Although its sales growth has been weak in recent quarters, Wal-Mart remains a dominant global retailer. The Fund also significantly increased its positions in two industrial companies, Brady and Dover. Although both companies have solid secular growth prospects, they each have some exposure to the economic cycle. At times during the period, these stocks declined in value amid concerns that industrial production would weaken. Brady has 22 years of dividend increases, while Dover has an impressive 52-year record of increasing its dividend. The Fund also made smaller additions to 18 other positions during the past 12 months.

During the period, Fund holding Reynolds & Reynolds was acquired by a private buyer for $40 per share in cash, and Mercantile Bankshares was acquired

TOP 10 EQUITY HOLDINGS
9/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Praxair Inc.                                                             5.2%
   CHEMICALS
--------------------------------------------------------------------------------
Roper Industries Inc.                                                    5.0%
   ELECTRICAL EQUIPMENT
--------------------------------------------------------------------------------
United Technologies Corp.                                                5.0%
   AEROSPACE & DEFENSE
--------------------------------------------------------------------------------
Carlisle Cos. Inc.                                                       4.8%
   INDUSTRIAL CONGLOMERATES
--------------------------------------------------------------------------------
General Electric Co.                                                     4.8%
   INDUSTRIAL CONGLOMERATES
--------------------------------------------------------------------------------
The Procter & Gamble Co.                                                 4.6%
   HOUSEHOLD PRODUCTS
--------------------------------------------------------------------------------
Dover Corp.                                                              4.2%
   MACHINERY
--------------------------------------------------------------------------------
American International Group Inc.                                        4.1%
   INSURANCE
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                                     3.7%
   FOOD & STAPLES RETAILING
--------------------------------------------------------------------------------
Brady Corp., A                                                           3.5%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------


                                                               Annual Report | 5
by PNC Financial Services Group for a combination of PNC stock and cash. We also completed the sale of the Fund's remaining position in Superior Industries, which faced a very challenging competitive environment for its aluminum automobile wheels. We reduced the Fund's stake in Praxair after price appreciation made it an exceptionally large position in the portfolio. We also scaled back the Fund's position in Teleflex, which performed well during the first half of the period despite its exposure to the difficult automotive and marine markets. We slightly reduced eight other positions during the period.

Our 10 largest positions on September 30, 2007, represented 44.9% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 28 years in a row and by 279% over the past 10 years. Their most recent year-over-year dividend increases averaged 15% with a yield of 1.6% on September 30, 2007, and a dividend payout ratio of 28%, based on estimates of calendar year 2007 operating earnings. The average price/earnings ratio was 18.1 times 2007 estimates versus 16.1 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]        /s/ Donald G. Taylor

                       Donald G. Taylor
                       Lead Portfolio Manager

                       William J. Lippman
                       Bruce Baughman
                       Margaret McGee

                       Portfolio Management Team
                       Franklin Rising Dividends Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 9/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRDPX)                          CHANGE    9/30/07    9/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.23    $ 37.48    $ 36.25
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.9139
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0322
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.1599
--------------------------------------------------------------------------------
   TOTAL                            $2.1060
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FRDBX)                          CHANGE    9/30/07    9/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.20    $ 36.99    $ 35.79
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.6323
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0322
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.1599
--------------------------------------------------------------------------------
   TOTAL                            $1.8244
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRDTX)                          CHANGE    9/30/07    9/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.16    $ 36.89    $ 35.73
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.6605
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0322
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.1599
--------------------------------------------------------------------------------
   TOTAL                            $1.8526
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FRDRX)                          CHANGE    9/30/07    9/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.20    $ 37.31    $ 36.11
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.8267
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0322
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.1599
--------------------------------------------------------------------------------
   TOTAL                            $2.0188
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRDAX)                    CHANGE    9/30/07    9/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.24    $ 37.48    $ 36.24
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.9958
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0322
--------------------------------------------------------------------------------
Long-Term Capital Gain              $1.1599
--------------------------------------------------------------------------------
   TOTAL                            $2.1879
--------------------------------------------------------------------------------


                                                               Annual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------
CLASS A                                        1-YEAR                 5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +9.53%                +81.81%         +119.88%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +3.24%                +11.37%           +7.56%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,324               $ 17,132         $ 20,726
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                       1.02%
--------------------------------------------------------------------------------------------------
CLASS B                                        1-YEAR                 5-YEAR    INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +8.71%                +76.00%          +93.88%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +4.71%                +11.71%           +7.86%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,471               $ 17,400         $ 19,388
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                       1.78%
--------------------------------------------------------------------------------------------------
CLASS C                                        1-YEAR                 5-YEAR         10-YEAR
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +8.69%                +75.94%         +107.21%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +7.69%                +11.96%           +7.56%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,769                $17,594         $ 20,721
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                       1.76%
--------------------------------------------------------------------------------------------------
CLASS R                                        1-YEAR                 5-YEAR    INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +9.22%                +80.41%          +67.60%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +9.22%                +12.53%           +9.41%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,922               $ 18,041         $ 16,760
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                       1.28%
--------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                                1-YEAR                 5-YEAR         10-YEAR
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +9.82%                +82.69%         +120.95%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +9.82%                +12.81%           +8.25%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,982               $ 18,269         $ 22,095
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                       0.78%
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Franklin Rising
     Date            Dividends Fund             S&P 500 6               CPI 6
--------------------------------------------------------------------------------
    10/1/1997            $ 9,426                 $10,000               $10,000
   10/31/1997            $ 9,195                 $ 9,666               $10,025
   11/30/1997            $ 9,415                 $10,113               $10,019
   12/31/1997            $ 9,629                 $10,287               $10,006
    1/31/1998            $ 9,585                 $10,401               $10,025
    2/28/1998            $10,347                 $11,151               $10,043
    3/31/1998            $10,632                 $11,722               $10,062
    4/30/1998            $10,589                 $11,840               $10,081
    5/31/1998            $10,183                 $11,637               $10,099
    6/30/1998            $10,048                 $12,109               $10,112
    7/31/1998            $ 9,707                 $11,980               $10,124
    8/31/1998            $ 8,165                 $10,248               $10,136
    9/30/1998            $ 8,573                 $10,905               $10,149
   10/31/1998            $ 9,481                 $11,792               $10,174
   11/30/1998            $ 9,823                 $12,506               $10,174
   12/31/1998            $10,209                 $13,227               $10,167
    1/31/1999            $ 9,671                 $13,780               $10,192
    2/28/1999            $ 9,329                 $13,352               $10,205
    3/31/1999            $ 9,269                 $13,886               $10,236
    4/30/1999            $ 9,987                 $14,424               $10,310
    5/31/1999            $10,091                 $14,083               $10,310
    6/30/1999            $10,457                 $14,865               $10,310
    7/31/1999            $10,287                 $14,401               $10,341
    8/31/1999            $ 9,856                 $14,329               $10,366
    9/30/1999            $ 9,283                 $13,937               $10,416
   10/31/1999            $ 9,366                 $14,819               $10,434
   11/30/1999            $ 9,253                 $15,120               $10,440
   12/31/1999            $ 9,159                 $16,010               $10,440
    1/31/2000            $ 8,723                 $15,206               $10,471
    2/29/2000            $ 8,694                 $14,918               $10,533
    3/31/2000            $ 9,437                 $16,377               $10,620
    4/30/2000            $ 9,394                 $15,885               $10,627
    5/31/2000            $ 9,551                 $15,559               $10,639
    6/30/2000            $ 9,030                 $15,942               $10,695
    7/31/2000            $ 8,944                 $15,693               $10,720
    8/31/2000            $ 9,463                 $16,668               $10,720
    9/30/2000            $ 9,557                 $15,788               $10,775
   10/31/2000            $ 9,791                 $15,721               $10,794
   11/30/2000            $ 9,948                 $14,482               $10,800
   12/31/2000            $10,898                 $14,553               $10,794
    1/31/2001            $11,085                 $15,069               $10,862
    2/28/2001            $11,027                 $13,695               $10,906
    3/31/2001            $10,825                 $12,827               $10,931
    4/30/2001            $11,372                 $13,824               $10,974
    5/31/2001            $11,775                 $13,917               $11,024
    6/30/2001            $11,804                 $13,578               $11,042
    7/31/2001            $12,049                 $13,444               $11,011
    8/31/2001            $11,977                 $12,603               $11,011
    9/30/2001            $10,933                 $11,585               $11,061
   10/31/2001            $11,102                 $11,806               $11,024
   11/30/2001            $11,872                 $12,712               $11,005
   12/31/2001            $12,326                 $12,823               $10,962
    1/31/2002            $12,610                 $12,636               $10,986
    2/28/2002            $12,928                 $12,392               $11,030
    3/31/2002            $13,577                 $12,858               $11,092
    4/30/2002            $13,746                 $12,079               $11,154
    5/31/2002            $13,662                 $11,990               $11,154
    6/30/2002            $13,176                 $11,136               $11,160
    7/31/2002            $12,335                 $10,268               $11,172
    8/31/2002            $12,514                 $10,335               $11,210
    9/30/2002            $11,400                 $ 9,212               $11,228
   10/31/2002            $11,943                 $10,023               $11,247
   11/30/2002            $12,327                 $10,612               $11,247
   12/31/2002            $12,109                 $ 9,989               $11,222
    1/31/2003            $11,642                 $ 9,727               $11,272
    2/28/2003            $11,422                 $ 9,581               $11,359
    3/31/2003            $11,417                 $ 9,674               $11,427
    4/30/2003            $12,375                 $10,471               $11,402
    5/31/2003            $12,962                 $11,023               $11,383
    6/30/2003            $12,987                 $11,164               $11,396
    7/31/2003            $13,463                 $11,360               $11,408
    8/31/2003            $13,639                 $11,582               $11,452
    9/30/2003            $13,564                 $11,459               $11,489
   10/31/2003            $14,507                 $12,107               $11,476
   11/30/2003            $14,577                 $12,214               $11,445
   12/31/2003            $14,979                 $12,854               $11,433
    1/31/2004            $15,151                 $13,090               $11,489
    2/29/2004            $15,419                 $13,272               $11,551
    3/31/2004            $15,292                 $13,072               $11,625
    4/30/2004            $15,020                 $12,867               $11,663
    5/31/2004            $15,272                 $13,043               $11,731
    6/30/2004            $15,610                 $13,297               $11,768
    7/31/2004            $15,237                 $12,857               $11,749
    8/31/2004            $15,439                 $12,909               $11,756
    9/30/2004            $15,444                 $13,049               $11,780
   10/31/2004            $15,363                 $13,248               $11,842
   11/30/2004            $16,020                 $13,784               $11,849
   12/31/2004            $16,519                 $14,253               $11,805
    1/31/2005            $16,144                 $13,906               $11,830
    2/28/2005            $16,385                 $14,198               $11,898
    3/31/2005            $16,103                 $13,947               $11,991
    4/30/2005            $15,810                 $13,682               $12,072
    5/31/2005            $16,159                 $14,118               $12,060
    6/30/2005            $16,051                 $14,138               $12,066
    7/31/2005            $16,555                 $14,664               $12,122
    8/31/2005            $16,062                 $14,530               $12,184
    9/30/2005            $16,000                 $14,647               $12,333
   10/31/2005            $16,072                 $14,403               $12,357
   11/30/2005            $16,699                 $14,948               $12,258
   12/31/2005            $16,902                 $14,953               $12,208
    1/31/2006            $17,440                 $15,349               $12,301
    2/28/2006            $17,831                 $15,391               $12,326
    3/31/2006            $18,139                 $15,582               $12,395
    4/30/2006            $18,312                 $15,792               $12,500
    5/31/2006            $17,847                 $15,337               $12,562
    6/30/2006            $17,763                 $15,358               $12,587
    7/31/2006            $17,790                 $15,453               $12,624
    8/31/2006            $18,479                 $15,820               $12,649
    9/30/2006            $18,922                 $16,228               $12,587
   10/31/2006            $19,350                 $16,757               $12,519
   11/30/2006            $19,705                 $17,075               $12,500
   12/31/2006            $19,836                 $17,315               $12,519
    1/31/2007            $20,178                 $17,577               $12,557
    2/28/2007            $19,780                 $17,233               $12,624
    3/31/2007            $19,708                 $17,426               $12,739
    4/30/2007            $20,228                 $18,198               $12,822
    5/31/2007            $21,013                 $18,833               $12,900
    6/30/2007            $20,720                 $18,520               $12,925
    7/31/2007            $19,963                 $17,946               $12,922
    8/31/2007            $20,295                 $18,215               $12,898
    9/30/2007            $20,726                 $18,896               $12,934

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS A                        9/30/07
--------------------------------------
1-Year                          +3.24%
--------------------------------------
5-Year                         +11.37%
--------------------------------------
10-Year                         +7.56%
--------------------------------------

CLASS B (1/1/99-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Franklin Rising
     Date            Dividends Fund             S&P 500 6               CPI 6
--------------------------------------------------------------------------------
     1/1/1999            $10,000                 $10,000               $10,000
    1/31/1999            $ 9,473                 $10,418               $10,024
    2/28/1999            $ 9,133                 $10,094               $10,037
    3/31/1999            $ 9,075                 $10,498               $10,067
    4/30/1999            $ 9,774                 $10,905               $10,140
    5/31/1999            $ 9,867                 $10,647               $10,140
    6/30/1999            $10,222                 $11,238               $10,140
    7/31/1999            $10,051                 $10,887               $10,171
    8/31/1999            $ 9,625                 $10,833               $10,195
    9/30/1999            $ 9,063                 $10,536               $10,244
   10/31/1999            $ 9,140                 $11,203               $10,262
   11/30/1999            $ 9,024                 $11,431               $10,268
   12/31/1999            $ 8,930                 $12,104               $10,268
    1/31/2000            $ 8,498                 $11,496               $10,299
    2/29/2000            $ 8,471                 $11,278               $10,360
    3/31/2000            $ 9,194                 $12,382               $10,445
    4/30/2000            $ 9,147                 $12,009               $10,451
    5/31/2000            $ 9,291                 $11,763               $10,464
    6/30/2000            $ 8,780                 $12,053               $10,519
    7/31/2000            $ 8,692                 $11,864               $10,543
    8/31/2000            $ 9,194                 $12,601               $10,543
    9/30/2000            $ 9,278                 $11,936               $10,598
   10/31/2000            $ 9,506                 $11,886               $10,616
   11/30/2000            $ 9,650                 $10,949               $10,622
   12/31/2000            $10,570                 $11,002               $10,616
    1/31/2001            $10,747                 $11,392               $10,683
    2/28/2001            $10,682                 $10,354               $10,726
    3/31/2001            $10,481                 $ 9,698               $10,750
    4/30/2001            $11,008                 $10,451               $10,793
    5/31/2001            $11,390                 $10,521               $10,842
    6/30/2001            $11,416                 $10,265               $10,860
    7/31/2001            $11,644                 $10,164               $10,830
    8/31/2001            $11,574                 $ 9,528               $10,830
    9/30/2001            $10,556                 $ 8,759               $10,879
   10/31/2001            $10,720                 $ 8,926               $10,842
   11/30/2001            $11,452                 $ 9,610               $10,824
   12/31/2001            $11,894                 $ 9,694               $10,781
    1/31/2002            $12,159                 $ 9,553               $10,805
    2/28/2002            $12,457                 $ 9,369               $10,848
    3/31/2002            $13,083                 $ 9,721               $10,909
    4/30/2002            $13,237                 $ 9,132               $10,970
    5/31/2002            $13,146                 $ 9,064               $10,970
    6/30/2002            $12,679                 $ 8,419               $10,976
    7/31/2002            $11,860                 $ 7,763               $10,988
    8/31/2002            $12,029                 $ 7,813               $11,025
    9/30/2002            $10,955                 $ 6,964               $11,043
   10/31/2002            $11,470                 $ 7,577               $11,062
   11/30/2002            $11,836                 $ 8,023               $11,062
   12/31/2002            $11,619                 $ 7,552               $11,037
    1/31/2003            $11,174                 $ 7,354               $11,086
    2/28/2003            $10,952                 $ 7,244               $11,171
    3/31/2003            $10,947                 $ 7,314               $11,239
    4/30/2003            $11,861                 $ 7,917               $11,214
    5/31/2003            $12,412                 $ 8,334               $11,196
    6/30/2003            $12,431                 $ 8,440               $11,208
    7/31/2003            $12,881                 $ 8,589               $11,220
    8/31/2003            $13,045                 $ 8,756               $11,263
    9/30/2003            $12,963                 $ 8,663               $11,300
   10/31/2003            $13,858                 $ 9,153               $11,287
   11/30/2003            $13,920                 $ 9,234               $11,257
   12/31/2003            $14,298                 $ 9,718               $11,245
    1/31/2004            $14,458                 $ 9,897               $11,300
    2/29/2004            $14,706                 $10,034               $11,361
    3/31/2004            $14,580                 $ 9,883               $11,434
    4/30/2004            $14,313                 $ 9,728               $11,470
    5/31/2004            $14,546                 $ 9,861               $11,538
    6/30/2004            $14,861                 $10,053               $11,574
    7/31/2004            $14,502                 $ 9,720               $11,556
    8/31/2004            $14,687                 $ 9,759               $11,562
    9/30/2004            $14,682                 $ 9,865               $11,586
   10/31/2004            $14,604                 $10,016               $11,647
   11/30/2004            $15,220                 $10,421               $11,653
   12/31/2004            $15,685                 $10,776               $11,611
    1/31/2005            $15,322                 $10,513               $11,635
    2/28/2005            $15,543                 $10,734               $11,702
    3/31/2005            $15,268                 $10,544               $11,794
    4/30/2005            $14,978                 $10,344               $11,873
    5/31/2005            $15,302                 $10,673               $11,861
    6/30/2005            $15,184                 $10,689               $11,867
    7/31/2005            $15,656                 $11,086               $11,922
    8/31/2005            $15,179                 $10,985               $11,983
    9/30/2005            $15,105                 $11,074               $12,129
   10/31/2005            $15,169                 $10,889               $12,154
   11/30/2005            $15,749                 $11,301               $12,056
   12/31/2005            $15,928                 $11,305               $12,007
    1/31/2006            $16,423                 $11,604               $12,099
    2/28/2006            $16,780                 $11,636               $12,123
    3/31/2006            $17,063                 $11,781               $12,190
    4/30/2006            $17,216                 $11,939               $12,294
    5/31/2006            $16,765                 $11,595               $12,355
    6/30/2006            $16,676                 $11,611               $12,379
    7/31/2006            $16,696                 $11,683               $12,416
    8/31/2006            $17,330                 $11,961               $12,441
    9/30/2006            $17,737                 $12,269               $12,379
   10/31/2006            $18,123                 $12,669               $12,312
   11/30/2006            $18,440                 $12,909               $12,294
   12/31/2006            $18,556                 $13,091               $12,312
    1/31/2007            $18,877                 $13,289               $12,350
    2/28/2007            $18,505                 $13,029               $12,416
    3/31/2007            $18,439                 $13,174               $12,529
    4/30/2007            $18,925                 $13,758               $12,610
    5/31/2007            $19,660                 $14,238               $12,688
    6/30/2007            $19,386                 $14,001               $12,712
    7/31/2007            $18,677                 $13,567               $12,709
    8/31/2007            $18,987                 $13,771               $12,686
    9/30/2007            $19,388                 $14,286               $12,721

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS B                        9/30/07
--------------------------------------
1-Year                          +4.71%
--------------------------------------
5-Year                         +11.71%
--------------------------------------
Since Inception (1/1/99)        +7.86%
--------------------------------------


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS C                        9/30/07
--------------------------------------
1-Year                          +7.69%
--------------------------------------
5-Year                         +11.96%
--------------------------------------
10-Year                         +7.56%
--------------------------------------

CLASS C (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Franklin Rising
     Date            Dividends Fund             S&P 500 6               CPI 6
--------------------------------------------------------------------------------
    10/1/1997            $10,000                 $10,000               $10,000
   10/31/1997            $ 9,750                 $ 9,666               $10,025
   11/30/1997            $ 9,978                 $10,113               $10,019
   12/31/1997            $10,204                 $10,287               $10,006
    1/31/1998            $10,153                 $10,401               $10,025
    2/28/1998            $10,955                 $11,151               $10,043
    3/31/1998            $11,254                 $11,722               $10,062
    4/30/1998            $11,204                 $11,840               $10,081
    5/31/1998            $10,769                 $11,637               $10,099
    6/30/1998            $10,621                 $12,109               $10,112
    7/31/1998            $10,254                 $11,980               $10,124
    8/31/1998            $ 8,621                 $10,248               $10,136
    9/30/1998            $ 9,052                 $10,905               $10,149
   10/31/1998            $10,002                 $11,792               $10,174
   11/30/1998            $10,360                 $12,506               $10,174
   12/31/1998            $10,761                 $13,227               $10,167
    1/31/1999            $10,191                 $13,780               $10,192
    2/28/1999            $ 9,828                 $13,352               $10,205
    3/31/1999            $ 9,761                 $13,886               $10,236
    4/30/1999            $10,510                 $14,424               $10,310
    5/31/1999            $10,611                 $14,083               $10,310
    6/30/1999            $10,992                 $14,865               $10,310
    7/31/1999            $10,808                 $14,401               $10,341
    8/31/1999            $10,353                 $14,329               $10,366
    9/30/1999            $ 9,748                 $13,937               $10,416
   10/31/1999            $ 9,827                 $14,819               $10,434
   11/30/1999            $ 9,702                 $15,120               $10,440
   12/31/1999            $ 9,602                 $16,010               $10,440
    1/31/2000            $ 9,137                 $15,206               $10,471
    2/29/2000            $ 9,112                 $14,918               $10,533
    3/31/2000            $ 9,888                 $16,377               $10,620
    4/30/2000            $ 9,842                 $15,885               $10,627
    5/31/2000            $ 9,998                 $15,559               $10,639
    6/30/2000            $ 9,447                 $15,942               $10,695
    7/31/2000            $ 9,352                 $15,693               $10,720
    8/31/2000            $ 9,893                 $16,668               $10,720
    9/30/2000            $ 9,980                 $15,788               $10,775
   10/31/2000            $10,221                 $15,721               $10,794
   11/30/2000            $10,376                 $14,482               $10,800
   12/31/2000            $11,366                 $14,553               $10,794
    1/31/2001            $11,557                 $15,069               $10,862
    2/28/2001            $11,487                 $13,695               $10,906
    3/31/2001            $11,276                 $12,827               $10,931
    4/30/2001            $11,838                 $13,824               $10,974
    5/31/2001            $12,250                 $13,917               $11,024
    6/30/2001            $12,274                 $13,578               $11,042
    7/31/2001            $12,525                 $13,444               $11,011
    8/31/2001            $12,445                 $12,603               $11,011
    9/30/2001            $11,356                 $11,585               $11,061
   10/31/2001            $11,526                 $11,806               $11,024
   11/30/2001            $12,315                 $12,712               $11,005
   12/31/2001            $12,783                 $12,823               $10,962
    1/31/2002            $13,068                 $12,636               $10,986
    2/28/2002            $13,395                 $12,392               $11,030
    3/31/2002            $14,064                 $12,858               $11,092
    4/30/2002            $14,235                 $12,079               $11,154
    5/31/2002            $14,136                 $11,990               $11,154
    6/30/2002            $13,634                 $11,136               $11,160
    7/31/2002            $12,757                 $10,268               $11,172
    8/31/2002            $12,939                 $10,335               $11,210
    9/30/2002            $11,778                 $ 9,212               $11,228
   10/31/2002            $12,332                 $10,023               $11,247
   11/30/2002            $12,732                 $10,612               $11,247
   12/31/2002            $12,497                 $ 9,989               $11,222
    1/31/2003            $12,013                 $ 9,727               $11,272
    2/28/2003            $11,779                 $ 9,581               $11,359
    3/31/2003            $11,763                 $ 9,674               $11,427
    4/30/2003            $12,747                 $10,471               $11,402
    5/31/2003            $13,340                 $11,023               $11,383
    6/30/2003            $13,361                 $11,164               $11,396
    7/31/2003            $13,845                 $11,360               $11,408
    8/31/2003            $14,017                 $11,582               $11,452
    9/30/2003            $13,934                 $11,459               $11,489
   10/31/2003            $14,896                 $12,107               $11,476
   11/30/2003            $14,964                 $12,214               $11,445
   12/31/2003            $15,369                 $12,854               $11,433
    1/31/2004            $15,536                 $13,090               $11,489
    2/29/2004            $15,802                 $13,272               $11,551
    3/31/2004            $15,672                 $13,072               $11,625
    4/30/2004            $15,384                 $12,867               $11,663
    5/31/2004            $15,635                 $13,043               $11,731
    6/30/2004            $15,970                 $13,297               $11,768
    7/31/2004            $15,588                 $12,857               $11,749
    8/31/2004            $15,781                 $12,909               $11,756
    9/30/2004            $15,781                 $13,049               $11,780
   10/31/2004            $15,693                 $13,248               $11,842
   11/30/2004            $16,356                 $13,784               $11,849
   12/31/2004            $16,856                 $14,253               $11,805
    1/31/2005            $16,464                 $13,906               $11,830
    2/28/2005            $16,702                 $14,198               $11,898
    3/31/2005            $16,406                 $13,947               $11,991
    4/30/2005            $16,094                 $13,682               $12,072
    5/31/2005            $16,443                 $14,118               $12,060
    6/30/2005            $16,321                 $14,138               $12,066
    7/31/2005            $16,824                 $14,664               $12,122
    8/31/2005            $16,311                 $14,530               $12,184
    9/30/2005            $16,237                 $14,647               $12,333
   10/31/2005            $16,300                 $14,403               $12,357
   11/30/2005            $16,930                 $14,948               $12,258
   12/31/2005            $17,122                 $14,953               $12,208
    1/31/2006            $17,656                 $15,349               $12,301
    2/28/2006            $18,040                 $15,391               $12,326
    3/31/2006            $18,344                 $15,582               $12,395
    4/30/2006            $18,504                 $15,792               $12,500
    5/31/2006            $18,018                 $15,337               $12,562
    6/30/2006            $17,928                 $15,358               $12,587
    7/31/2006            $17,944                 $15,453               $12,624
    8/31/2006            $18,627                 $15,820               $12,649
    9/30/2006            $19,064                 $16,228               $12,587
   10/31/2006            $19,486                 $16,757               $12,519
   11/30/2006            $19,822                 $17,075               $12,500
   12/31/2006            $19,946                 $17,315               $12,519
    1/31/2007            $20,277                 $17,577               $12,557
    2/28/2007            $19,867                 $17,233               $12,624
    3/31/2007            $19,777                 $17,426               $12,739
    4/30/2007            $20,289                 $18,198               $12,822
    5/31/2007            $21,064                 $18,833               $12,900
    6/30/2007            $20,755                 $18,520               $12,925
    7/31/2007            $19,985                 $17,946               $12,922
    8/31/2007            $20,305                 $18,215               $12,898
    9/30/2007            $20,721                 $18,896               $12,934

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS R                        9/30/07
--------------------------------------
1-Year                          +9.22%
--------------------------------------
5-Year                         +12.53%
--------------------------------------
Since Inception (1/1/02)        +9.41%
--------------------------------------

CLASS R (1/1/02-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Franklin Rising
     Date            Dividends Fund             S&P 500 6               CPI 6
--------------------------------------------------------------------------------
     1/1/2002            $10,000                 $10,000               $10,000
    1/31/2002            $10,276                 $ 9,854               $10,023
    2/28/2002            $10,535                 $ 9,664               $10,062
    3/31/2002            $11,065                 $10,027               $10,119
    4/30/2002            $11,202                 $ 9,420               $10,175
    5/31/2002            $11,133                 $ 9,350               $10,175
    6/30/2002            $10,738                 $ 8,684               $10,181
    7/31/2002            $10,052                 $ 8,007               $10,192
    8/31/2002            $10,198                 $ 8,060               $10,226
    9/30/2002            $ 9,291                 $ 7,184               $10,243
   10/31/2002            $ 9,734                 $ 7,816               $10,260
   11/30/2002            $10,047                 $ 8,276               $10,260
   12/31/2002            $ 9,867                 $ 7,790               $10,238
    1/31/2003            $ 9,490                 $ 7,586               $10,283
    2/28/2003            $ 9,307                 $ 7,472               $10,362
    3/31/2003            $ 9,303                 $ 7,545               $10,424
    4/30/2003            $10,084                 $ 8,166               $10,402
    5/31/2003            $10,559                 $ 8,596               $10,385
    6/30/2003            $10,580                 $ 8,706               $10,396
    7/31/2003            $10,965                 $ 8,859               $10,407
    8/31/2003            $11,109                 $ 9,032               $10,447
    9/30/2003            $11,046                 $ 8,936               $10,481
   10/31/2003            $11,817                 $ 9,442               $10,470
   11/30/2003            $11,874                 $ 9,525               $10,441
   12/31/2003            $12,198                 $10,024               $10,430
    1/31/2004            $12,338                 $10,208               $10,481
    2/29/2004            $12,556                 $10,350               $10,538
    3/31/2004            $12,454                 $10,194               $10,606
    4/30/2004            $12,231                 $10,034               $10,640
    5/31/2004            $12,437                 $10,172               $10,702
    6/30/2004            $12,709                 $10,370               $10,736
    7/31/2004            $12,409                 $10,026               $10,719
    8/31/2004            $12,573                 $10,067               $10,724
    9/30/2004            $12,573                 $10,176               $10,747
   10/31/2004            $12,511                 $10,332               $10,804
   11/30/2004            $13,047                 $10,750               $10,809
   12/31/2004            $13,450                 $11,115               $10,770
    1/31/2005            $13,145                 $10,844               $10,792
    2/28/2005            $13,338                 $11,073               $10,855
    3/31/2005            $13,107                 $10,877               $10,939
    4/30/2005            $12,864                 $10,670               $11,013
    5/31/2005            $13,149                 $11,010               $11,002
    6/30/2005            $13,052                 $11,025               $11,007
    7/31/2005            $13,463                 $11,435               $11,058
    8/31/2005            $13,060                 $11,331               $11,115
    9/30/2005            $13,006                 $11,423               $11,251
   10/31/2005            $13,060                 $11,232               $11,273
   11/30/2005            $13,568                 $11,657               $11,183
   12/31/2005            $13,730                 $11,661               $11,138
    1/31/2006            $14,164                 $11,970               $11,222
    2/28/2006            $14,475                 $12,003               $11,245
    3/31/2006            $14,725                 $12,152               $11,307
    4/30/2006            $14,862                 $12,315               $11,404
    5/31/2006            $14,479                 $11,961               $11,460
    6/30/2006            $14,411                 $11,977               $11,483
    7/31/2006            $14,428                 $12,051               $11,517
    8/31/2006            $14,989                 $12,338               $11,539
    9/30/2006            $15,346                 $12,655               $11,483
   10/31/2006            $15,685                 $13,068               $11,420
   11/30/2006            $15,966                 $13,316               $11,404
   12/31/2006            $16,073                 $13,503               $11,420
    1/31/2007            $16,347                 $13,707               $11,455
    2/28/2007            $16,024                 $13,439               $11,517
    3/31/2007            $15,956                 $13,590               $11,622
    4/30/2007            $16,378                 $14,192               $11,697
    5/31/2007            $17,007                 $14,687               $11,768
    6/30/2007            $16,769                 $14,443               $11,791
    7/31/2007            $16,153                 $13,995               $11,788
    8/31/2007            $16,418                 $14,205               $11,767
    9/30/2007            $16,760                 $14,736               $11,799


10 | Annual Report

ADVISOR CLASS (10/1/97-9/30/07) 5

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Franklin Rising
     Date            Dividends Fund             S&P 500 6               CPI 6
--------------------------------------------------------------------------------
    10/1/1997            $10,000                 $10,000               $10,000
   10/31/1997            $ 9,755                 $ 9,666               $10,025
   11/30/1997            $ 9,989                 $10,113               $10,019
   12/31/1997            $10,215                 $10,287               $10,006
    1/31/1998            $10,169                 $10,401               $10,025
    2/28/1998            $10,978                 $11,151               $10,043
    3/31/1998            $11,280                 $11,722               $10,062
    4/30/1998            $11,233                 $11,840               $10,081
    5/31/1998            $10,804                 $11,637               $10,099
    6/30/1998            $10,660                 $12,109               $10,112
    7/31/1998            $10,298                 $11,980               $10,124
    8/31/1998            $ 8,662                 $10,248               $10,136
    9/30/1998            $ 9,095                 $10,905               $10,149
   10/31/1998            $10,058                 $11,792               $10,174
   11/30/1998            $10,421                 $12,506               $10,174
   12/31/1998            $10,831                 $13,227               $10,167
    1/31/1999            $10,260                 $13,780               $10,192
    2/28/1999            $ 9,897                 $13,352               $10,205
    3/31/1999            $ 9,834                 $13,886               $10,236
    4/30/1999            $10,595                 $14,424               $10,310
    5/31/1999            $10,706                 $14,083               $10,310
    6/30/1999            $11,093                 $14,865               $10,310
    7/31/1999            $10,913                 $14,401               $10,341
    8/31/1999            $10,456                 $14,329               $10,366
    9/30/1999            $ 9,849                 $13,937               $10,416
   10/31/1999            $ 9,937                 $14,819               $10,434
   11/30/1999            $ 9,816                 $15,120               $10,440
   12/31/1999            $ 9,717                 $16,010               $10,440
    1/31/2000            $ 9,254                 $15,206               $10,471
    2/29/2000            $ 9,224                 $14,918               $10,533
    3/31/2000            $10,012                 $16,377               $10,620
    4/30/2000            $ 9,966                 $15,885               $10,627
    5/31/2000            $10,133                 $15,559               $10,639
    6/30/2000            $ 9,580                 $15,942               $10,695
    7/31/2000            $ 9,489                 $15,693               $10,720
    8/31/2000            $10,039                 $16,668               $10,720
    9/30/2000            $10,139                 $15,788               $10,775
   10/31/2000            $10,387                 $15,721               $10,794
   11/30/2000            $10,554                 $14,482               $10,800
   12/31/2000            $11,561                 $14,553               $10,794
    1/31/2001            $11,760                 $15,069               $10,862
    2/28/2001            $11,699                 $13,695               $10,906
    3/31/2001            $11,485                 $12,827               $10,931
    4/30/2001            $12,065                 $13,824               $10,974
    5/31/2001            $12,492                 $13,917               $11,024
    6/30/2001            $12,523                 $13,578               $11,042
    7/31/2001            $12,783                 $13,444               $11,011
    8/31/2001            $12,707                 $12,603               $11,011
    9/30/2001            $11,599                 $11,585               $11,061
   10/31/2001            $11,778                 $11,806               $11,024
   11/30/2001            $12,595                 $12,712               $11,005
   12/31/2001            $13,077                 $12,823               $10,962
    1/31/2002            $13,378                 $12,636               $10,986
    2/28/2002            $13,716                 $12,392               $11,030
    3/31/2002            $14,404                 $12,858               $11,092
    4/30/2002            $14,583                 $12,079               $11,154
    5/31/2002            $14,494                 $11,990               $11,154
    6/30/2002            $13,978                 $11,136               $11,160
    7/31/2002            $13,086                 $10,268               $11,172
    8/31/2002            $13,276                 $10,335               $11,210
    9/30/2002            $12,094                 $ 9,212               $11,228
   10/31/2002            $12,671                 $10,023               $11,247
   11/30/2002            $13,078                 $10,612               $11,247
   12/31/2002            $12,846                 $ 9,989               $11,222
    1/31/2003            $12,351                 $ 9,727               $11,272
    2/28/2003            $12,117                 $ 9,581               $11,359
    3/31/2003            $12,112                 $ 9,674               $11,427
    4/30/2003            $13,128                 $10,471               $11,402
    5/31/2003            $13,751                 $11,023               $11,383
    6/30/2003            $13,778                 $11,164               $11,396
    7/31/2003            $14,283                 $11,360               $11,408
    8/31/2003            $14,469                 $11,582               $11,452
    9/30/2003            $14,389                 $11,459               $11,489
   10/31/2003            $15,390                 $12,107               $11,476
   11/30/2003            $15,464                 $12,214               $11,445
   12/31/2003            $15,891                 $12,854               $11,433
    1/31/2004            $16,074                 $13,090               $11,489
    2/29/2004            $16,358                 $13,272               $11,551
    3/31/2004            $16,224                 $13,072               $11,625
    4/30/2004            $15,934                 $12,867               $11,663
    5/31/2004            $16,202                 $13,043               $11,731
    6/30/2004            $16,561                 $13,297               $11,768
    7/31/2004            $16,165                 $12,857               $11,749
    8/31/2004            $16,379                 $12,909               $11,756
    9/30/2004            $16,384                 $13,049               $11,780
   10/31/2004            $16,299                 $13,248               $11,842
   11/30/2004            $16,995                 $13,784               $11,849
   12/31/2004            $17,525                 $14,253               $11,805
    1/31/2005            $17,127                 $13,906               $11,830
    2/28/2005            $17,383                 $14,198               $11,898
    3/31/2005            $17,083                 $13,947               $11,991
    4/30/2005            $16,773                 $13,682               $12,072
    5/31/2005            $17,143                 $14,118               $12,060
    6/30/2005            $17,029                 $14,138               $12,066
    7/31/2005            $17,563                 $14,664               $12,122
    8/31/2005            $17,040                 $14,530               $12,184
    9/30/2005            $16,974                 $14,647               $12,333
   10/31/2005            $17,051                 $14,403               $12,357
   11/30/2005            $17,721                 $14,948               $12,258
   12/31/2005            $17,938                 $14,953               $12,208
    1/31/2006            $18,510                 $15,349               $12,301
    2/28/2006            $18,926                 $15,391               $12,326
    3/31/2006            $19,265                 $15,582               $12,395
    4/30/2006            $19,448                 $15,792               $12,500
    5/31/2006            $18,954                 $15,337               $12,562
    6/30/2006            $18,871                 $15,358               $12,587
    7/31/2006            $18,910                 $15,453               $12,624
    8/31/2006            $19,648                 $15,820               $12,649
    9/30/2006            $20,120                 $16,228               $12,587
   10/31/2006            $20,581                 $16,757               $12,519
   11/30/2006            $20,958                 $17,075               $12,500
   12/31/2006            $21,104                 $17,315               $12,519
    1/31/2007            $21,476                 $17,577               $12,557
    2/28/2007            $21,057                 $17,233               $12,624
    3/31/2007            $20,981                 $17,426               $12,739
    4/30/2007            $21,541                 $18,198               $12,822
    5/31/2007            $22,384                 $18,833               $12,900
    6/30/2007            $22,071                 $18,520               $12,925
    7/31/2007            $21,269                 $17,946               $12,922
    8/31/2007            $21,629                 $18,215               $12,898
    9/30/2007            $22,095                 $18,896               $12,934

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
ADVISOR CLASS 5                9/30/07
--------------------------------------
1-Year                          +9.82%
--------------------------------------
5-Year                         +12.81%
--------------------------------------
10-Year                         +8.25%
--------------------------------------

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. TO THE EXTENT THE FUND HAS SIGNIFICANT INVESTMENTS IN PARTICULAR SECTORS, IT IS SUBJECT TO MORE RISK THAN A BROADLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B:           These shares have higher annual fees and expenses than Class
                   A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:     Shares are available to certain eligible investors as
                   described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.

5. Effective 10/3/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/2/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/3/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +30.25% and +14.19%.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


                                                              Annual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------

                                                    BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 4/1/07           VALUE 9/30/07        PERIOD* 4/1/07-9/30/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,051.60                   $5.04
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,020.16                   $4.96
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,047.90                   $8.88
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,016.39                   $8.74
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,047.70                   $8.88
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,016.39                   $8.74
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,050.40                   $6.32
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,018.90                   $6.23
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,053.10                   $3.70
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.41                   $3.70
---------------------------------------------------------------------------------------------------------------------------

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.98%; B: 1.73%; C: 1.73%; R: 1.23%; and Advisor; 0.73%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 13

Franklin Managed Trust

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                                    ----------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS A                                                   2007           2006           2005           2004          2003
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $    36.25     $    31.14     $    30.58     $    27.03    $    22.87
                                                    ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................         0.89 d         0.44           0.29           0.35          0.16
   Net realized and unrealized gains (losses) ...         2.43           5.20           0.81           3.40          4.16
                                                    ----------------------------------------------------------------------
Total from investment operations ................         3.32           5.64           1.10           3.75          4.32
                                                    ----------------------------------------------------------------------
Less distributions from:
   Net investment income ........................        (0.91)         (0.35)         (0.30)         (0.16)        (0.07)
   Net realized gains ...........................        (1.19)         (0.18)         (0.24)         (0.04)        (0.09)
                                                    ----------------------------------------------------------------------
Total distributions .............................        (2.10)         (0.53)         (0.54)         (0.20)        (0.16)
                                                    ----------------------------------------------------------------------
Redemption fees .................................           -- e           -- e           -- e           -- e          --
                                                    ----------------------------------------------------------------------
Net asset value, end of year ....................   $    37.47     $    36.25     $    31.14     $    30.58    $    27.03
                                                    ======================================================================

Total return c ..................................         9.53%         18.26%          3.60%         13.86%        18.98%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................         1.00% f        1.00% f        1.09% f        1.25% f       1.37%
Net investment income ...........................         2.42% d        1.32%          0.92%          1.17%         0.62%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $2,061,210     $1,741,181     $1,480,742     $1,285,585    $  832,195
Portfolio turnover rate .........................         6.02%          7.58%          3.58%          3.42%         4.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.23%.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                    ----------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS B                                                   2007           2006           2005           2004          2003
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $    35.79     $    30.74     $    30.25     $    26.81    $    22.75
                                                    ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................         0.64 d         0.19           0.07           0.19          0.02
   Net realized and unrealized gains (losses) ...         2.37           5.13           0.81           3.36          4.14
                                                    ----------------------------------------------------------------------
Total from investment operations ................         3.01           5.32           0.88           3.55          4.16
                                                    ----------------------------------------------------------------------
Less distributions from:
   Net investment income ........................        (0.63)         (0.09)         (0.15)         (0.07)        (0.01)
   Net realized gains ...........................        (1.19)         (0.18)         (0.24)         (0.04)        (0.09)
                                                    ----------------------------------------------------------------------
Total distributions .............................        (1.82)         (0.27)         (0.39)         (0.11)        (0.10)
                                                    ----------------------------------------------------------------------
Redemption fees .................................           -- e           -- e           -- e           -- e          --
                                                    ----------------------------------------------------------------------
Net asset value, end of year ....................   $    36.98     $    35.79     $    30.74     $    30.25    $    26.81
                                                    ======================================================================

Total return c ..................................         8.71%         17.42%          2.89%         13.26%        18.33%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................         1.75% f        1.76% f        1.78% f        1.79% f       1.92%
Net investment income ...........................         1.67% d        0.56%          0.23%          0.63%         0.07%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $  270,367     $  289,640     $  291,714     $  292,322    $  176,837
Portfolio turnover rate .........................         6.02%          7.58%          3.58%          3.42%         4.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.48%.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                    ----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
CLASS C                                                   2007           2006           2005           2004          2003
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $    35.73     $    30.69     $    30.21     $    26.77    $    22.72
                                                    ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................         0.61 d         0.19           0.07           0.19          0.02
   Net realized and unrealized gains (losses) ...         2.40           5.13           0.80           3.36          4.13
                                                    ----------------------------------------------------------------------
Total from investment operations ................         3.01           5.32           0.87           3.55          4.15
                                                    ----------------------------------------------------------------------
Less distributions from:
   Net investment income ........................        (0.66)         (0.10)         (0.15)         (0.07)        (0.01)
   Net realized gains ...........................        (1.19)         (0.18)         (0.24)         (0.04)        (0.09)
                                                    ----------------------------------------------------------------------
Total distributions .............................        (1.85)         (0.28)         (0.39)         (0.11)        (0.10)
                                                    ----------------------------------------------------------------------
Redemption fees .................................           -- e           -- e           -- e           -- e          --
                                                    ----------------------------------------------------------------------
Net asset value, end of year ....................   $    36.89     $    35.73     $    30.69     $    30.21    $    26.77
                                                    ======================================================================

Total return c ..................................         8.69%         17.41%          2.89%         13.26%        18.30%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................         1.75% f        1.74% f        1.77% f        1.79% f       1.93%
Net investment income ...........................         1.67% d        0.58%          0.24%          0.63%         0.06%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $  622,647     $  566,357     $  523,687     $  475,176    $  289,700
Portfolio turnover rate .........................         6.02%          7.58%          3.58%          3.42%         4.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.48%.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                    ----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
CLASS R                                                   2007           2006           2005           2004          2003
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $    36.11     $    31.02     $    30.51     $    26.97    $    22.84
                                                    ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................         0.80 d         0.35           0.23           0.35          0.14
   Net realized and unrealized gains (losses) ...         2.42           5.19           0.81           3.39          4.15
                                                    ----------------------------------------------------------------------
Total from investment operations ................         3.22           5.54           1.04           3.74          4.29
                                                    ----------------------------------------------------------------------
Less distributions from:
   Net investment income ........................        (0.83)         (0.27)         (0.29)         (0.16)        (0.07)
   Net realized gains ...........................        (1.19)         (0.18)         (0.24)         (0.04)        (0.09)
                                                    ----------------------------------------------------------------------
Total distributions .............................        (2.02)         (0.45)         (0.53)         (0.20)        (0.16)
                                                    ----------------------------------------------------------------------
Redemption fees .................................           -- e           -- e           -- e           -- e          --
                                                    ----------------------------------------------------------------------
Net asset value, end of year ....................   $    37.31     $    36.11     $    31.02     $    30.51    $    26.97
                                                    ======================================================================

Total return c ..................................         9.22%         17.99%          3.45%         13.82%        18.91%

RATIOS TO AVERAGE NET ASSETS
Expenses ........................................         1.25% f        1.26% f        1.28% f        1.29% f       1.43%
Net investment income ...........................         2.17% d        1.06%          0.73%          1.13%         0.56%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $   55,458     $   46,414     $   44,448     $   36,510    $   19,464
Portfolio turnover rate .........................         6.02%          7.58%          3.58%          3.42%         4.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.98%.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                                   -------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                               2007          2006 g
                                                                   -------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................   $       36.24     $     31.13
                                                                   -------------------------------
Income from investment operations a:
   Net investment income b .....................................            0.88 e          0.58
   Net realized and unrealized gains (losses) ..................            2.54            5.14
                                                                   -------------------------------
Total from investment operations ...............................            3.42            5.72
                                                                   -------------------------------
Less distributions from:
   Net investment income .......................................           (1.00)          (0.43)
   Net realized gains ..........................................           (1.19)          (0.18)
                                                                   -------------------------------
Total distributions ............................................           (2.19)          (0.61)
                                                                   -------------------------------
Redemption fees ................................................              -- f            -- f
                                                                   -------------------------------
Net asset value, end of year ...................................   $       37.47     $     36.24
                                                                   ===============================

Total return c .................................................            9.82%          18.53%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................................            0.75% g         0.76% g
Net investment income ..........................................            2.67% e         1.56%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................   $      51,544     $    29,949
Portfolio turnover rate ........................................            6.02%           7.58%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.48%.

f Amount rounds to less than $0.01 per share.

g Benefit of expense reduction rounds to less than 0.01%.

h For the period October 3, 2005 (effective date) to September 30, 2006.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

-----------------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 98.2%
   BANKS 11.6%
   Fannie Mae ..............................................................          611,500    $    37,185,315
   Freddie Mac .............................................................        1,762,900        104,028,729
   Peoples Bancorp Inc. ....................................................          262,768          6,879,266
   PNC Financial Services Group Inc. .......................................          264,815         18,033,902
   SunTrust Banks Inc. .....................................................          672,005         50,850,618
 a TrustCo Bank Corp. NY ...................................................          678,121          7,411,863
   U.S. Bancorp ............................................................        2,529,303         82,278,227
   Washington Mutual Inc. ..................................................        1,399,550         49,418,110
                                                                                                 ----------------
                                                                                                     356,086,030
                                                                                                 ----------------
   CAPITAL GOODS 30.3%
   Brady Corp., A ..........................................................        2,952,155        105,923,321
   Carlisle Cos. Inc. ......................................................        3,005,000        146,043,000
   Donaldson Co. Inc. ......................................................          421,100         17,585,136
   Dover Corp. .............................................................        2,532,300        129,020,685
   General Electric Co. ....................................................        3,522,900        145,848,060
   Graco Inc. ..............................................................          700,171         27,383,688
   Nordson Corp. ...........................................................          345,449         17,344,994
   Roper Industries Inc. ...................................................        2,341,700        153,381,350
   Teleflex Inc. ...........................................................          445,141         34,685,387
   United Technologies Corp. ...............................................        1,884,500        151,664,560
                                                                                                 ----------------
                                                                                                     928,880,181
                                                                                                 ----------------
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   ABM Industries Inc. .....................................................          818,050         16,344,639
   Cintas Corp. ............................................................        1,233,200         45,751,720
   Superior Uniform Group Inc. .............................................          224,200          2,746,450
                                                                                                 ----------------
                                                                                                      64,842,809
                                                                                                 ----------------
   CONSUMER DURABLES & APPAREL 1.7%
   Leggett & Platt Inc. ....................................................        2,192,000         41,998,720
 b Russ Berrie and Co. Inc. ................................................          684,019         11,491,519
                                                                                                 ----------------
                                                                                                      53,490,239
                                                                                                 ----------------
   DIVERSIFIED FINANCIALS 3.4%
   State Street Corp. ......................................................        1,508,200        102,798,912
                                                                                                 ----------------
   FOOD & STAPLES RETAILING 3.7%
   Wal-Mart Stores Inc. ....................................................        2,567,500        112,071,375
                                                                                                 ----------------
   FOOD, BEVERAGE & TOBACCO 0.9%
   McCormick & Co. Inc. ....................................................          749,900         26,973,903
                                                                                                 ----------------
   HEALTH CARE EQUIPMENT & SERVICES 7.3%
   Becton Dickinson and Co. ................................................          754,800         61,931,340
   Hillenbrand Industries Inc. .............................................        1,613,500         88,774,770
 c West Pharmaceutical Services Inc. .......................................        1,775,200         73,954,832
                                                                                                 ----------------
                                                                                                     224,660,942
                                                                                                 ----------------


                                                              Annual Report | 19

Franklin Managed Trust

-----------------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   HOUSEHOLD & PERSONAL PRODUCTS 5.7%
   Alberto-Culver Co. ......................................................        1,424,050    $    35,302,199
   The Procter & Gamble Co. ................................................        1,981,200        139,357,608
                                                                                                 ----------------
                                                                                                     174,659,807
                                                                                                 ----------------
   INSURANCE 15.6%
   AFLAC Inc. ..............................................................        1,689,000         96,340,560
   American International Group Inc. .......................................        1,847,277        124,968,289
   Arthur J. Gallagher & Co. ...............................................          902,000         26,130,940
   Erie Indemnity Co., A ...................................................        1,652,782        101,034,563
   Mercury General Corp. ...................................................          350,619         18,908,883
   Old Republic International Corp. ........................................        4,453,250         83,453,905
   RLI Corp. ...............................................................          466,283         26,447,572
                                                                                                 ----------------
                                                                                                     477,284,712
                                                                                                 ----------------
   MATERIALS 9.3%
   Bemis Co. Inc. ..........................................................        1,491,989         43,431,800
   Nucor Corp. .............................................................        1,385,300         82,383,791
   Praxair Inc. ............................................................        1,888,100        158,147,256
                                                                                                 ----------------
                                                                                                     283,962,847
                                                                                                 ----------------
   PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.8%
   Pfizer Inc. .............................................................        3,462,600         84,591,318
                                                                                                 ----------------
   RETAILING 3.7%
   Family Dollar Stores Inc. ...............................................        3,956,000        105,071,360
   Sally Beauty Holdings Inc. ..............................................          929,050          7,850,473
                                                                                                 ----------------
                                                                                                     112,921,833
                                                                                                 ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
   Cohu Inc. ...............................................................           94,200          1,766,250
                                                                                                 ----------------
   TOTAL COMMON STOCKS (COST $2,179,071,981) ...............................                     $ 3,004,991,158
                                                                                                 ----------------


20 | Annual Report

Franklin Managed Trust

-----------------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 2.0%
   MONEY MARKET FUND (COST $58,441,904) 1.9%
 d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.08% ....       58,441,904    $    58,441,904
                                                                                                 ----------------
   INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.1%
   MONEY MARKET FUND (COST $4,150,625) 0.1%
 e Bank of New York Institutional Cash Reserve Fund, 5.48% .................        4,150,625          4,150,625
                                                                                                 ----------------
   TOTAL SHORT TERM INVESTMENTS (COST $62,592,529) .........................                          62,592,529
                                                                                                 ----------------
   TOTAL INVESTMENTS (COST $2,241,664,510) 100.2% ..........................                       3,067,583,687
   OTHER ASSETS, LESS LIABILITIES (0.2)% ...................................                          (6,357,862)
                                                                                                 ----------------
   NET ASSETS 100.0% .......................................................                     $ 3,061,225,825
                                                                                                 ================

a A portion or all of the security is on loan as of September 30, 2007. See Note 1(b).

b Non-income producing for the twelve months ended September 30, 2007.

c See Note 8 regarding holdings of 5% voting securities.

d See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

e The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Managed Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

                                                                                                    ----------------
                                                                                                    FRANKLIN RISING
                                                                                                     DIVIDENDS FUND
                                                                                                    ----------------
Assets:
   Investments in securities:
     Cost - Unaffiliated issuers ................................................................   $ 2,154,887,721
     Cost - Non-controlled affiliated issuers (Note 8) ..........................................        24,184,260
     Cost - Sweep Money Fund (Note 7) ...........................................................        58,441,904
     Cost - Money Market Fund ...................................................................         4,150,625
                                                                                                    ----------------
     Total cost of investments ..................................................................   $ 2,241,664,510
                                                                                                    ================
     Value - Unaffiliated issuers (includes securities loaned in the amount of $4,051,751) ......   $ 2,931,036,326
     Value - Non-controlled affiliated issuers (Note 8) .........................................        73,954,832
     Value - Sweep Money Fund (Note 7) ..........................................................        58,441,904
     Value - Money Market Fund ..................................................................         4,150,625
                                                                                                    ----------------
     Total value of investments a ...............................................................     3,067,583,687
   Receivables:
     Investment securities sold .................................................................         1,960,743
     Capital shares sold ........................................................................         4,994,852
     Dividends ..................................................................................         4,578,633
     Other receivables ..........................................................................            25,000
                                                                                                    ----------------
       Total assets .............................................................................     3,079,142,915
                                                                                                    ----------------
Liabilities:
   Payables:
     Capital shares redeemed ....................................................................         8,586,075
     Affiliates .................................................................................         4,947,224
     Payable upon return of securities loaned ...................................................         4,150,625
   Accrued expenses and other liabilities .......................................................           233,166
                                                                                                    ----------------
       Total liabilities ........................................................................        17,917,090
                                                                                                    ----------------
         Net assets, at value ...................................................................   $ 3,061,225,825
                                                                                                    ================
Net assets consist of:
   Paid-in capital ..............................................................................   $ 2,176,737,693
   Undistributed net investment income ..........................................................        21,003,866
   Net unrealized appreciation (depreciation) ...................................................       825,919,177
   Accumulated net realized gain (loss) .........................................................        37,565,089
                                                                                                    ----------------
         Net assets, at value ...................................................................   $ 3,061,225,825
                                                                                                    ================


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2007

                                                                                                    ----------------
                                                                                                    FRANKLIN RISING
                                                                                                     DIVIDENDS FUND
                                                                                                    ----------------
CLASS A:
   Net assets, at value .........................................................................   $ 2,061,210,415
                                                                                                    ================
   Shares outstanding ...........................................................................        55,003,694
                                                                                                    ================
   Net asset value per share a ..................................................................   $         37.47
                                                                                                    ================
   Maximum offering price per share (net asset value per share / 94.25%) ........................   $         39.76
                                                                                                    ================
CLASS B:
   Net assets, at value .........................................................................   $   270,366,633
                                                                                                    ================
   Shares outstanding ...........................................................................         7,310,760
                                                                                                    ================
   Net asset value and maximum offering price per share a .......................................   $         36.98
                                                                                                    ================
CLASS C:
   Net assets, at value .........................................................................   $   622,647,094
                                                                                                    ================
   Shares outstanding ...........................................................................        16,879,118
                                                                                                    ================
   Net asset value and maximum offering price per share a .......................................   $         36.89
                                                                                                    ================
CLASS R:
   Net assets, at value .........................................................................   $    55,458,093
                                                                                                    ================
   Shares outstanding ...........................................................................         1,486,398
                                                                                                    ================
   Net asset value and maximum offering price per share a .......................................   $         37.31
                                                                                                    ================
ADVISOR CLASS:
   Net assets, at value .........................................................................   $    51,543,590
                                                                                                    ================
   Shares outstanding ...........................................................................         1,375,458
                                                                                                    ================
   Net asset value and maximum offering price per share a .......................................   $         37.47
                                                                                                    ================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Managed Trust

STATEMENT OF OPERATIONS
for the year ended September 30, 2007

                                                                                                    ----------------
                                                                                                    FRANKLIN RISING
                                                                                                     DIVIDENDS FUND
                                                                                                    ----------------
Investment income:
   Dividends:
     Unaffiliated issuers .......................................................................   $    97,338,932
     Non-controlled affiliated issuers (Note 8) .................................................           923,104
     Sweep Money Fund (Note 7) ..................................................................         3,922,109
   Income from securities loaned - net ..........................................................           126,484
                                                                                                    ----------------
       Total investment income ..................................................................       102,310,629
                                                                                                    ----------------
Expenses:
   Management fees (Note 3a) ....................................................................        16,527,576
   Administrative fees (Note 3b) ................................................................            40,000
   Distribution fees (Note 3c)
     Class A ....................................................................................         4,956,545
     Class B ....................................................................................         2,872,959
     Class C ....................................................................................         6,167,669
     Class R ....................................................................................           266,729
   Transfer agent fees (Note 3e) ................................................................         5,048,237
   Custodian fees (Note 4) ......................................................................            49,517
   Reports to shareholders ......................................................................           369,299
   Registration and filing fees .................................................................           193,340
   Professional fees ............................................................................            72,114
   Trustees' fees and expenses ..................................................................            90,318
   Other ........................................................................................            71,770
                                                                                                    ----------------
       Total expenses ...........................................................................        36,726,073
       Expense reductions (Note 4) ..............................................................           (10,657)
                                                                                                    ----------------
         Net expenses ...........................................................................        36,715,416
                                                                                                    ----------------
           Net investment income ................................................................        65,595,213
                                                                                                    ----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ....................................................        68,073,503
   Net change in unrealized appreciation (depreciation) on investments ..........................       121,770,366
                                                                                                    ----------------
Net realized and unrealized gain (loss) .........................................................       189,843,869
                                                                                                    ----------------
Net increase (decrease) in net assets resulting from operations .................................   $   255,439,082
                                                                                                    ================


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           ------------------------------------
                                                                                             FRANKLIN RISING DIVIDENDS FUND
                                                                                           ------------------------------------
                                                                                                 YEAR ENDED SEPTEMBER 30,
                                                                                                 2007               2006
                                                                                           ------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income .............................................................   $     65,595,213   $     26,243,693
     Net realized gain (loss) from investments .........................................         68,073,503         62,108,716
     Net change in unrealized appreciation (depreciation) on investments ...............        121,770,366        317,933,383
                                                                                           ------------------------------------
         Net increase (decrease) in net assets resulting from operations ...............        255,439,082        406,285,792
                                                                                           ------------------------------------
   Distributions to shareholders from:
     Net investment income:
       Class A .........................................................................        (45,722,328)       (15,942,155)
       Class B .........................................................................         (5,040,797)          (863,469)
       Class C .........................................................................        (10,660,172)        (1,718,117)
       Class R .........................................................................         (1,129,835)          (371,174)
       Advisor Class ...................................................................           (843,203)          (304,302)
     Net realized gains:
       Class A .........................................................................        (59,639,692)        (8,228,244)
       Class B .........................................................................         (9,499,285)        (1,644,290)
       Class C .........................................................................        (19,228,084)        (2,949,410)
       Class R .........................................................................         (1,629,187)          (247,042)
       Advisor Class ...................................................................         (1,009,669)          (125,622)
                                                                                           ------------------------------------
   Total distributions to shareholders .................................................       (154,402,252)       (32,393,825)
                                                                                           ------------------------------------
   Capital share transactions: (Note 2)
       Class A .........................................................................        252,286,774         21,505,352
       Class B .........................................................................        (28,992,188)       (46,122,272)
       Class C .........................................................................         36,333,572        (38,310,186)
       Class R .........................................................................          7,236,288         (4,851,957)
       Advisor Class ...................................................................         19,773,758         26,827,149
                                                                                           ------------------------------------
   Total capital share transactions ....................................................        286,638,204        (40,951,914)
                                                                                           ------------------------------------

Redemption fees ........................................................................             10,388              9,253
                                                                                           ------------------------------------

         Net increase (decrease) in net assets .........................................        387,685,422        332,949,306
Net assets:
   Beginning of year ...................................................................      2,673,540,403      2,340,591,097
                                                                                           ------------------------------------
   End of year .........................................................................   $  3,061,225,825   $  2,673,540,403
                                                                                           ====================================
Undistributed net investment income included in net assets:
   End of year .........................................................................   $     21,003,866   $     18,790,223
                                                                                           ====================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Franklin Managed Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES LENDING

The Fund participates in a principal based security lending program and receives a minimum guaranteed payment for their participation, and may receive additional payment based on actual securities loaned. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is held in a segregated account with the fund's custodian on the fund's behalf. The fund bears the risk of loss with respect to the securities loaned and of default of any securities borrower.


26 | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.


                                                              Annual Report | 27

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                        ----------------------------------------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                    2007                         2006
                                        ----------------------------------------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------------------------------------
CLASS A SHARES:
   Shares sold ......................    16,559,854   $ 607,965,181    12,072,890   $ 408,280,950
   Shares issued in reinvestment of
     distributions ..................     2,628,734      93,241,222       661,007      21,455,701
   Shares redeemed ..................   (12,211,137)   (448,919,629)  (12,258,151)   (408,231,299)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     6,977,451   $ 252,286,774       475,746   $  21,505,352
                                        ==========================================================
CLASS B SHARES:
   Shares sold ......................       155,100   $   5,593,986       138,828   $   4,649,866
   Shares issued in reinvestment of
     distributions ..................       348,611      12,278,106        67,217       2,168,018
   Shares redeemed ..................    (1,285,943)    (46,864,280)   (1,603,388)    (52,940,156)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........      (782,232)  $ (28,992,188)   (1,397,343)  $ (46,122,272)
                                        ==========================================================
CLASS C SHARES:
   Shares sold ......................     3,028,619   $ 109,650,184     2,455,404   $  82,023,933
   Shares issued in reinvestment of
     distributions ..................       733,057      25,752,297       124,527       4,009,065
   Shares redeemed ..................    (2,732,760)    (99,068,909)   (3,791,038)   (124,343,184)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     1,028,916   $  36,333,572    (1,211,107)  $ (38,310,186)
                                        ==========================================================
CLASS R SHARES:
   Shares sold ......................       589,116   $  21,490,926       403,880   $  13,546,401
   Shares issued in reinvestment of
     distributions ..................        75,782       2,681,923        18,499         599,392
   Shares redeemed ..................      (464,026)    (16,936,561)     (569,737)    (18,997,750)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........       200,872   $   7,236,288      (147,358)  $  (4,851,957)
                                        ==========================================================


28 | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        ----------------------------------------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                    2007                         2006 a
                                        ----------------------------------------------------------
                                            SHARES        AMOUNT          SHARES        AMOUNT
                                        ----------------------------------------------------------
ADVISOR CLASS:
   Shares sold ......................       613,215   $  22,187,072       936,777   $  30,533,051
   Shares issued in reinvestment of
     distributions ..................        52,298       1,850,833        13,268         429,728
   Shares redeemed ..................      (116,408)     (4,264,147)     (123,692)     (4,135,630)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........       549,105   $  19,773,758       826,353   $  26,827,149
                                        ==========================================================

a For the period October 3, 2005 (effective date) to September 30, 2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisory Services, LLC (Advisory Services)       Investment manager
Franklin Templeton Services, LLC (FT Services)            Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)      Principal underwriter
Franklin Templeton Investor Services, LLC (Investor       Transfer agent
  Services)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
      0.750%            Up to and including $500 million
      0.625%            Over $500 million, up to and including $1 billion
      0.500%            In excess of $1 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisory Services as noted in the Statement of Operations.

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.


                                                              Annual Report | 29

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Funds' Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......................................................   0.25%
Class B .......................................................   1.00%
Class C .......................................................   1.00%
Class R .......................................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
  unaffiliated broker/dealers .................................   $ 1,673,500
Contingent deferred sales charges retained ....................   $   459,903

E. TRANSFER AGENT FEES

For the year ended September 30, 2007, the Fund paid transfer agent fees of $5,048,237, of which $2,617,811 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2007, custodian fees were reduced as noted in the Statements of Operations.


30 | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

5. INCOME TAXES

The tax character of distributions paid during the years ended September 30, 2007 and 2006, was as follows:

                                                 ------------------------------
                                                      2007             2006
                                                 ------------------------------
Distributions paid from:
   Ordinary income ..........................    $  65,861,682    $  22,027,682
   Long term capital gain ...................       88,540,570       10,366,143
                                                 ------------------------------
                                                 $ 154,402,252    $  32,393,825
                                                 ==============================

At September 30, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ........................................   $  2,242,369,927
                                                               ================

Unrealized appreciation ....................................   $    883,728,789
Unrealized depreciation ....................................        (58,515,029)
                                                               ----------------
Net unrealized appreciation (depreciation) .................   $    825,213,760
                                                               ================

Undistributed ordinary income ..............................   $     21,003,866
Undistributed long term capital gains ......................         38,270,506
                                                               ----------------
Distributable earnings .....................................   $     59,274,372
                                                               ================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2007, aggregated $373,535,911 and $173,628,938, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                                                              Annual Report | 31

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the year ended September 30, 2007, were as shown below.

-------------------------------------------------------------------------------------------------------------------------------
                                        NUMBER OF                             NUMBER OF
                                       SHARES HELD                           SHARES HELD      VALUE                  REALIZED
                                      AT BEGINNING    GROSS       GROSS        AT END        AT END     INVESTMENT    CAPITAL
NAME OF ISSUER                          OF YEAR     ADDITIONS   REDUCTIONS     OF YEAR       OF YEAR      INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
West Pharmaceutical Services Inc.        1,775,200         --           --     1,775,200  $ 73,954,832  $  923,104  $        --
                                                                                          =====================================
   TOTAL AFFILIATED SECURITIES (2.42% of Net Assets)

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.


32 | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on September 28, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for open tax years March 31, 2005-2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 33

Franklin Managed Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN RISING DIVIDENDS FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FRANKLIN MANAGED TRUST SAN MATEO, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP
Philadelphia, Pennsylvania
November 9, 2007


34 | Annual Report

Franklin Managed Trust

TAX DESIGNATION (UNAUDITED)

FRANKLIN RISING DIVIDENDS FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $68,216,687 as a long term capital gain dividend for the fiscal year ended September 30, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $98,229,290 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $2,514,612 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2007.

Under Section 854(b)(2) of the Code, the Fund designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2007.


                                                              Annual Report | 35

Franklin Managed Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007

FRANKLIN RISING DIVIDENDS FUND

A Special Meeting of Shareholders of Franklin Managed Trust (the "Trust"), and its sole series, Franklin Rising Dividends Fund (the "Fund") was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust, to approve amendments to certain of the Fund's fundamental investment restrictions (including six (6) Sub-Proposals), and to approve the reclassification of certain investment policies as non-fundamental. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the
Fund: Frank T. Crohn, Burton J. Greenwald, Charles Rubens II and Robert E. Wade.1 William J. Lippman was elected by the shareholders to serve as an Interested Trustee. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Fund's fundamental investment restrictions (including six (6) Sub-Proposals), and the reclassification of certain investment policies as non-fundamental. No other business for the Trust was transacted at the meeting.

The results of the voting at the meeting, with respect to the Trust are as follows:

Proposal 1. The Election of Trustees:

---------------------------------------------------------------------------------------------------------
                                                % OF         % OF                     % OF        % OF
                                             OUTSTANDING    SHARES                 OUTSTANDING   SHARES
NAME                             FOR           SHARES      PRESENT     WITHHELD      SHARES      PRESENT
---------------------------------------------------------------------------------------------------------
Frank T. Crohn ..........   43,062,340.910     52.924%      97.997%  880,105.673     1.082%       2.003%
Burton J. Greenwald .....   43,131,711.189     53.009%      98.155%  810,735.394     0.997%       1.845%
Charles Rubens II .......   43,115,492.782     52.990%      98.118%  826,953.801     1.016%       1.882%
Robert E. Wade ..........   43,170,660.230     53.057%      98.244%  771,786.353     0.949%       1.756%
William J. Lippman ......   43,042,807.940     52.900%      97.953%  899,638.643     1.106%       2.047%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

-------------------------------------------------------------------
                                                % OF         % OF
                                             OUTSTANDING    SHARES
                             SHARES VOTED      SHARES      PRESENT
-------------------------------------------------------------------
For .....................   30,933,116.502     38.017%      70.395%
Against .................      599,206.027      0.737%       1.363%
Abstain .................    1,241,275.054      1.525%       2.825%
Broker Non-Votes ........   11,168,849.000     13.727%      25.417%
-------------------------------------------------------------------
TOTAL ...................   43,942,446.583     54.006%     100.000%
-------------------------------------------------------------------

1 Mr. Leonard Rubin had been nominated to stand for election as an Independent Trustee of the Trust; however Mr. Rubin passed away prior to the Special Meeting of Shareholders.


36 | Annual Report

Franklin Managed Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

FRANKLIN RISING DIVIDENDS FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes six (6) sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING    SHARES
                                SHARES VOTED       SHARES     PRESENT
----------------------------------------------------------------------
For .......................    30,416,601.760     37.382%      69.219%
Against ...................     1,043,014.844      1.282%       2.374%
Abstain ...................     1,313,980.979      1.615%       2.990%
Broker Non-Votes ..........    11,168,849.000     13.727%      25.417%
----------------------------------------------------------------------
TOTAL .....................    43,942,446.583     54.006%     100.000%
----------------------------------------------------------------------

(b) To amend the Fund's fundamental investment restriction regarding lending:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING    SHARES
                                SHARES VOTED       SHARES     PRESENT
----------------------------------------------------------------------
For .......................    30,425,391.577     37.393%      69.239%
Against ...................     1,029,791.877      1.266%       2.344%
Abstain ...................     1,318,414.129      1.620%       3.000%
Broker Non-Votes ..........    11,168,849.000     13.727%      25.417%
----------------------------------------------------------------------
TOTAL .....................    43,942,446.583     54.006%     100.000%
----------------------------------------------------------------------

(c) To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING    SHARES
                                SHARES VOTED       SHARES     PRESENT
----------------------------------------------------------------------
For .......................    30,598,025.644     37.605%      69.632%
Against ...................       883,216.024      1.086%       2.010%
Abstain ...................     1,292,355.915      1.588%       2.941%
Broker Non-Votes ..........    11,168,849.000     13.727%      25.417%
----------------------------------------------------------------------
TOTAL .....................    43,942,446.583     54.006%     100.000%
----------------------------------------------------------------------


                                                              Annual Report | 37

Franklin Managed Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

FRANKLIN RISING DIVIDENDS FUND

(d) To amend the Fund's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING    SHARES
                                SHARES VOTED       SHARES     PRESENT
----------------------------------------------------------------------
For .......................    30,402,537.537     37.365%      69.187%
Against ...................     1,036,960.939      1.275%       2.360%
Abstain ...................     1,334,099.107      1.639%       3.036%
Broker Non-Votes ..........    11,168,849.000     13.727%      25.417%
----------------------------------------------------------------------
TOTAL .....................    43,942,446.583     54.006%     100.000%
----------------------------------------------------------------------

(e) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING    SHARES
                                SHARES VOTED       SHARES     PRESENT
----------------------------------------------------------------------
For .......................    30,464,047.427     37.441%      69.327%
Against ...................       957,279.397      1.176%       2.179%
Abstain ...................     1,352,270.759      1.662%       3.077%
Broker Non-Votes ..........    11,168,849.000     13.727%      25.417%
----------------------------------------------------------------------
TOTAL .....................    43,942,446.583     54.006%     100.000%
----------------------------------------------------------------------

(f) To amend the Fund's fundamental investment restriction regarding diversification of investments:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING    SHARES
                                SHARES VOTED       SHARES     PRESENT
----------------------------------------------------------------------
For .......................    30,755,527.643     37.799%      69.990%
Against ...................       718,481.499      0.883%       1.636%
Abstain ...................     1,299,588.441      1.597%       2.957%
Broker Non-Votes ..........    11,168,849.000     13.727%      25.417%
----------------------------------------------------------------------
TOTAL .....................    43,942,446.583     54.006%     100.000%
----------------------------------------------------------------------


38 | Annual Report

Franklin Managed Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

FRANKLIN RISING DIVIDENDS FUND

Proposal 4. To approve the reclassificiation of certain investment policies as non-fundamental:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING    SHARES
                                SHARES VOTED       SHARES     PRESENTS
----------------------------------------------------------------------
For .......................    30,392,396.389     37.353%      69.164%
Against ...................     1,015,610.216      1.248%       2.311%
Abstain ...................     1,365,590.978      1.678%       3.108%
Broker Non-Votes ..........    11,168,849.000     13.727%      25.417%
----------------------------------------------------------------------
TOTAL .....................    43,942,446.583     54.006%     100.000%
----------------------------------------------------------------------


                                                              Annual Report | 39

Franklin Managed Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                     LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION   TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
FRANK T. CROHN (1924)        Trustee    Since 1986         7                         FORMERLY, Director, Unity Mutual
One Franklin Parkway                                                                 Life Insurance Company (until May
San Mateo, CA 94403-1906                                                             2006).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life
Insurance Company (insurance and annuities) (until 1996); Chief Executive Officer, National Benefit Life Insurance Co.
(insurance) (1963-1982); and Director, AmVestors Financial Corporation (until 1997).
------------------------------------------------------------------------------------------------------------------------

BURTON J. GREENWALD (1929)   Trustee    Since 2001         14                        Franklin Templeton Emerging Markets
One Franklin Parkway                                                                 Debt Opportunities Fund PLC and
San Mateo, CA 94403-1906                                                             Fiduciary International Ireland
                                                                                     Limited.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and FORMERLY,
Chairman, Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.;
President and Director, Merit Mutual Funds; President, Underwriting Division and Director, National Securities &
Research Corporation; Governor, Investment Company Institute and Chairman, ICI Public Information Committee.
------------------------------------------------------------------------------------------------------------------------

CHARLES RUBENS II (1930)     Trustee    Since 1986         14                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------

ROBERT E. WADE (1946)        Trustee    Since 2004         33                        El Oro and Exploration Co., p.l.c.
One Franklin Parkway                                                                 (investments) and ARC Wireless
San Mateo, CA 94403-1906                                                             Solutions, Inc. (wireless
                                                                                     components and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION         TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (1925)       Trustee,         Trustee and       7                         None
One Parker Plaza, 9th Floor       President and    President since
Fort Lee, NJ 07024                Chief Executive  1986 and Chief
                                  Officer -        Executive
                                  Investment       Officer -
                                  Management       Investment
                                                   Management
                                                   since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Advisory Services, LLC; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of four of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------

JAMES M. DAVIS (1952)             Chief            Chief Compliance  Not Applicable            Not Applicable
One Franklin Parkway              Compliance       Officer since
San Mateo, CA 94403-1906          Officer and      2004 and Vice
                                  Vice President   President - AML
                                  - AML            Compliance since
                                  Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance,
Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (1947)           Senior Vice      Since 2002        Not Applicable            Not Applicable
500 East Broward Blvd.            President and
Suite 2100                        Chief Executive
Fort Lauderdale, FL 33394-3091    Officer -
                                  Finance and
                                  Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (1947)              Vice President   Since 2000        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of
Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION         TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)             Secretary        Since 2005        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Secretary, Franklin Advisory Services, LLC, Franklin
Mutual Advisers, LLC and Franklin Templeton Distributors, Inc.; and officer of 41 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------

RUPERT H. JOHNSON, JR. (1940)     Vice President   Since 1991        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.
and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------

GREGORY R. SEWARD (1956)          Treasurer        Since October     Not Applicable            Not Applicable
500 East Broward Blvd.                             2007
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------

KAREN L. SKIDMORE (1952)          Vice President   Since 2006        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------

CRAIG S. TYLE (1960)              Vice President   Since 2005        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------


42 | Annual Report

------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION         TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)            Chief Financial  Since 2004        Not Applicable            Not Applicable
500 East Broward Blvd.            Officer and
Suite 2100                        Chief
Fort Lauderdale, FL 33394-3091    Accounting
                                  Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing
Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** William J. Lippman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of some of the subsidiaries of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Officer information is current as of October 17, 2007. It is possible that information about officers may change.

Note 2: Prior to September 30, 2007, Leonard Rubin, ceased to be a trustee of the Fund.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK T. CROHN AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. CROHN, WHO CURRENTLY IS A DIRECTOR OF VARIOUS COMPANIES AND CHAIRS THE FUND'S AUDIT COMMITTEE, QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS BUSINESS BACKGROUND AND EXPERIENCE, WHICH INCLUDES SERVICE AS CHIEF EXECUTIVE OFFICER OF NATIONAL BENEFIT LIFE INSURANCE COMPANY (1963-1982), CHIEF EXECUTIVE OFFICER OF FINANCIAL BENEFIT LIFE INSURANCE COMPANY (1982-1996), AND SERVICE AS A DIRECTOR OF AMVESTORS FINANCIAL CORPORATION UNTIL 1997. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. CROHN HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. CROHN IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 43

Franklin Managed Trust

SHAREHOLDER INFORMATION

FRANKLIN RISING DIVIDENDS FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


44 | Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON   One Franklin Parkway
   INVESTMENTS       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024-2938

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


158 A2007 11/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $22,000 for the fiscal year ended September 30, 2007 and $21,000 for the fiscal year ended September 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2007